Consolidated Statements of Operations and Comprehensive Income - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Basic	$ (0.48)	$ 0.21	$ 0.25
Diluted	$ (0.48)	$ 0.21	$ 0.25
Basic	11,849,178	11,250,000	11,250,000
Diluted	11,849,178	11,250,000	11,250,000